Campbell Systematic Macro Fund
Consolidated Schedule of Investments
May 31, 2026 (Unaudited)

U.S. TREASURY BILLS - 70.0%	Par		Value
3.60%, 06/04/2026 (a)	$ 225,000,000		$ 224,932,335
3.50%, 07/09/2026 (a)	220,000,000		219,158,775
3.57%, 08/06/2026 (a)	300,000,000		298,015,416
3.56%, 09/03/2026 (a)	200,000,000		198,125,222
3.62%, 10/08/2026 (a)	300,000,000		296,123,280
3.65%, 11/12/2026 (a)	250,000,000		245,874,260
TOTAL U.S. TREASURY BILLS (Cost $1,482,480,405)			1,482,229,288

MONEY MARKET FUNDS - 5.3%	Shares		Value
BlackRock Liquidity Funds T-Fund - Institutional Class, 3.51% (b)	112,962,395		112,962,395
TOTAL MONEY MARKET FUNDS (Cost $112,962,395)			112,962,395

TOTAL INVESTMENTS - 75.3% (Cost $1,595,442,800)			1,595,191,683
Other Assets in Excess of Liabilities - 24.7%		0.24664	522,257,292
TOTAL NET ASSETS - 100.0%			$ 2,117,448,975

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

(a)	The rate shown is the annualized yield as of May 31, 2026.
(b)	The rate shown represents the 7-day annualized yield as of May 31, 2026.

Campbell Systematic Macro Fund
Consolidated Schedule of Futures Contracts
May 31, 2026 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
3 Month Canadian Overnight Repo Rate Average	899	12/14/2027	$ 158,326,769	$ 77,045
3-Month Secured Overnight Financing Rate	3,749	12/14/2027	900,837,837	1,118,210
Arabica Coffee	292	07/21/2026	29,083,200	(1,026,657)
Brent Crude Oil	218	07/31/2026	19,425,980	(841,075)
CAC40 10 Euro Index	438	06/19/2026	41,792,743	(53,251)
Canadian 10 Year Government Bonds	5,623	09/18/2026	490,373,401	1,155,329
Copper	147	07/29/2026	23,479,575	803,662
Crude Oil	137	06/22/2026	11,968,320	(1,354,602)
Crude Soybean Oil	1,408	07/14/2026	65,657,856	4,332,200
Dow Jones Industrial Average Index	110	06/18/2026	28,092,350	243,097
Euro STOXX 50 Quanto Index	917	06/19/2026	64,859,776	(20,586)
Euro-BOBL	1,097	06/08/2026	148,567,278	288,186
Euro-BTP Italian Government Bonds	209	06/08/2026	29,011,932	137,909
Feeder Cattle	423	08/27/2026	73,691,887	(4,633,502)
French Government Bonds	410	06/08/2026	57,778,944	358,169
FTSE 100 Index	463	06/19/2026	65,114,051	(121,143)
FTSE China A50 Index	325	06/29/2026	5,122,975	84,096
FTSE/JSE Top 40 Index	584	06/18/2026	38,610,630	(1,282,654)
FTSE/MIB Index	216	06/19/2026	63,110,225	2,561,491
German Stock Index	115	06/19/2026	84,435,142	(396,960)
Gold	545	08/27/2026	250,318,500	2,743,674

Hang Seng Index	134	06/29/2026	21,363,843	(87,781)
IBEX 35 Index	374	06/19/2026	80,472,338	2,585,956
ICE 3 Month SONIA Rate	2,206	09/14/2027	712,064,513	1,174,606
Japanese 10 Year Government Bonds	659	06/15/2026	533,315,606	1,580,100
Live Cattle	694	08/31/2026	66,360,280	(1,841,626)
London Metals - Aluminum(a)	2,584	06/15/2026	240,224,144	23,403,830
London Metals - Aluminum(a)	1,912	09/14/2026	174,753,932	3,263,154
London Metals - Copper(a)	1,605	06/15/2026	546,708,341	27,173,019
London Metals - Copper(a)	496	09/14/2026	169,085,656	(2,268,285)
London Metals - Lead(a)	1,658	06/15/2026	83,034,712	2,280,013
London Metals - Lead(a)	251	09/14/2026	12,723,002	31,907
London Metals - Nickel(a)	820	06/15/2026	93,057,618	5,348,157
London Metals - Nickel(a)	75	09/14/2026	8,599,320	67,917
London Metals - Zinc(a)	2,499	06/15/2026	220,496,141	12,594,457
London Metals - Zinc(a)	713	09/14/2026	63,080,179	(291,277)
Long Gilt	1,215	09/28/2026	145,199,176	1,099,878
Low Sulphur Gas Oil	468	07/10/2026	46,858,500	(2,738,705)
MSCI Singapore Index	1,676	06/29/2026	60,513,285	(166,145)
Natural Gas	1,239	06/26/2026	40,763,100	(445,808)
Natural Gas	175	07/30/2026	6,982,300	(180,057)
Nikkei 225 Index	155	06/11/2026	64,689,982	1,130,344
NY Harbor ULSD	103	06/30/2026	15,091,684	(839,754)
OMXS30 Index	2,439	06/18/2026	83,051,370	1,942,903
Physcial Electricity Index	73	07/30/2026	6,388,156	97,248
Reformulated Gasoline Blendstock	204	06/30/2026	25,998,739	(2,721,657)
Robusta Coffee	919	09/24/2026	30,758,930	1,545,112
Russell 2000 Index	90	06/18/2026	13,159,350	458,376
S&P 500 Index	533	06/18/2026	202,426,738	1,173,173
S&P Mid Cap 400 Index	50	06/18/2026	18,660,000	327,007
S&P/Toronto Stock Exchange 60 Index	249	06/18/2026	73,071,788	256,366
SGX FTSE Taiwan Index	190	06/29/2026	29,944,000	1,027,110
SGX TSI Iron Ore	2,928	07/31/2026	30,814,272	(580,673)
Silver	147	07/29/2026	55,768,125	1,116,937
Soybean Meal	184	07/14/2026	6,068,320	7,954
Sugar #11	178	06/30/2026	2,803,002	(190,624)
TOPIX Index	118	06/11/2026	29,354,598	758,449
U.S. Treasury Long Bonds	3,210	09/21/2026	360,222,188	631,135
UK Natural Gas	295	07/30/2026	13,675,135	(376,227)
				$ 82,519,127
				–
Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
3 Month Euribor	(3,390)	06/14/2027	$ 962,376,216	$ (1,770,707)
ASX SPI 200 Index	(204)	06/18/2026	32,074,319	(390,978)
Austrailian Government 10 Year Bonds	(8,018)	06/15/2026	628,321,211	(8,878,064)
Austrailian Government 3 Year Bonds	(9,795)	06/15/2026	733,747,242	(4,152,602)
Australian 90 Day Bank Bills	(4,237)	06/10/2027	3,011,496,918	(1,432,983)
Canadian Canola Oil	(816)	07/14/2026	9,007,281	(176,422)
Corn No. 2 Yellow	(2,880)	07/14/2026	64,332,000	2,438,690
Cotton No.2	(265)	07/09/2026	10,089,875	566,895
Euro BUXL 30 Year Bonds	(276)	06/08/2026	35,444,048	(1,061,961)
Euro-Bund	(431)	06/08/2026	63,588,763	(217,243)
Euro-Schatz	(9,055)	06/08/2026	1,119,702,598	(2,340,052)
Hang Seng China Enterprises Index	(24)	06/29/2026	1,280,557	19,088
Hard Red Winter Wheat	(16)	07/14/2026	519,800	12,064
ICE European Climate Exchange Emissions	(81)	12/14/2026	7,617,783	(768,878)
Lean Hogs	(1,533)	07/15/2026	61,013,400	3,277,110
London Metals - Aluminum(a)	(2,584)	06/15/2026	240,224,144	(18,205,953)
London Metals - Aluminum(a)	(1,152)	09/14/2026	105,291,072	(2,438,924)

London Metals - Copper(a)	(1,605)	06/15/2026	546,708,341	(18,529,078)
London Metals - Copper(a)	(954)	09/14/2026	325,217,169	161,658
London Metals - Lead(a)	(1,658)	06/15/2026	83,034,713	(2,254,074)
London Metals - Lead(a)	(374)	09/14/2026	18,957,780	(276,872)
London Metals - Nickel(a)	(820)	06/15/2026	93,057,618	(6,511,815)
London Metals - Nickel(a)	(293)	09/14/2026	33,594,677	(103,237)
London Metals - Zinc(a)	(2,499)	06/15/2026	220,496,141	(13,961,843)
London Metals - Zinc(a)	(653)	09/14/2026	57,771,889	(515,344)
MSCI EAFE Index	(24)	06/19/2026	3,733,560	(129,674)
MSCI Emerging Markets Index	(32)	06/19/2026	2,797,600	(202,490)
Nasdaq 100 Index	(8)	06/18/2026	4,864,840	7,822
Nifty 50 Index	(812)	06/30/2026	38,525,340	128,629
Palladium	(45)	09/28/2026	6,218,550	19,599
Platinum	(6)	07/29/2026	578,850	(8,220)
Soybeans	(865)	07/14/2026	51,326,937	198,013
U.S. Treasury 10 Year Notes	(479)	09/21/2026	52,607,672	(82,989)
U.S. Treasury 2 Year Notes	(1,237)	09/30/2026	255,517,813	(169,098)
U.S. Treasury 5 Year Note	(4,824)	09/30/2026	517,185,565	(2,750,012)
U.S. Treasury Ultra Bonds	(17)	09/21/2026	1,944,906	(41,445)
US Cocoa	(658)	07/16/2026	25,813,340	(1,784,407)
Wheat	(1,008)	07/14/2026	30,769,200	624,256
				$ (81,701,541)
Net Unrealized Appreciation (Depreciation)		$ –	$ –	$ 817,586

The Fund has recorded an asset of $8,967,410 as of May 31, 2026 related to the current day's variation margin related to these contracts.

(a)	London Metal Exchange (“LME”) futures contracts settle on their respective maturity date, and do not have daily cash movements like other futures contracts.

Campbell Systematic Macro Fund
Schedule of Forward Currency Contracts
May 31, 2026 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
UBS AG	06/17/2026	AUD	716,200,000	USD	509,419,226	$ 5,157,442
UBS AG	06/17/2026	BRL	2,012,200,000	USD	380,917,113	16,198,431
UBS AG	06/17/2026	CHF	190,350,000	USD	244,161,232	202,646
UBS AG	06/17/2026	CLP	86,170,000,000	USD	96,179,884	649,943
UBS AG	06/17/2026	CNH	705,000,000	USD	103,309,480	1,043,295
UBS AG	06/17/2026	COP	663,450,000,000	USD	175,111,425	3,939,195
UBS AG	06/17/2026	CZK	2,375,600,000	USD	113,714,508	403,636
UBS AG	06/17/2026	EUR	1,604,950,000	USD	1,872,648,598	937,857
UBS AG	06/17/2026	HUF	63,162,000,000	USD	195,524,936	12,411,509
UBS AG	06/17/2026	MXN	5,775,300,000	USD	325,449,391	7,132,724
UBS AG	06/17/2026	NOK	7,662,900,000	USD	799,389,138	29,097,378
UBS AG	06/17/2026	NZD	783,900,000	USD	464,373,778	5,358,592
UBS AG	06/17/2026	PLN	813,825,000	USD	223,795,570	590,988
UBS AG	06/17/2026	SEK	2,217,750,000	USD	239,270,258	1,162,242
UBS AG	06/17/2026	TWD	3,762,000,000	USD	118,304,786	1,909,651
UBS AG	06/17/2026	USD	1,740,527,762	CAD	2,383,550,000	10,196,097
UBS AG	06/17/2026	USD	483,116,236	CHF	375,850,000	614,720
UBS AG	06/17/2026	USD	2,579,035,817	EUR	2,205,550,000	4,320,962
UBS AG	06/17/2026	USD	57,415,348	IDR	982,625,000,000	2,512,162
UBS AG	06/17/2026	USD	121,705,086	INR	11,495,000,000	937,225
UBS AG	06/17/2026	USD	1,458,074,356	JPY	230,283,000,000	9,886,104
UBS AG	06/17/2026	USD	144,514,087	KRW	213,825,000,000	2,565,619

UBS AG	06/17/2026	USD	162,274,901	PHP	9,735,750,000	4,287,896
UBS AG	06/17/2026	USD	489,930,762	SEK	4,494,000,000	2,723,611
UBS AG	06/17/2026	USD	203,684,172	SGD	258,315,000	1,005,713
UBS AG	06/17/2026	ZAR	4,041,000,000	USD	244,994,673	3,829,673
UBS AG	06/17/2026	CAD	1,685,000,000	USD	1,235,131,790	(11,910,605)
UBS AG	06/17/2026	GBP	1,266,050,000	USD	1,706,096,225	(1,169,064)
UBS AG	06/17/2026	IDR	3,648,750,000,000	USD	210,135,380	(6,265,134)
UBS AG	06/17/2026	INR	26,598,000,000	USD	281,688,212	(2,246,406)
UBS AG	06/17/2026	JPY	167,686,500,000	USD	1,064,244,496	(9,708,906)
UBS AG	06/17/2026	KRW	285,435,000,000	USD	192,783,789	(3,296,775)
UBS AG	06/17/2026	PHP	14,699,250,000	USD	244,236,263	(5,703,999)
UBS AG	06/17/2026	SGD	107,559,000	USD	84,498,647	(105,978)
UBS AG	06/17/2026	USD	669,053,365	AUD	939,200,000	(5,744,746)
UBS AG	06/17/2026	USD	271,474,124	BRL	1,407,850,000	(6,370,582)
UBS AG	06/17/2026	USD	163,237,821	CLP	147,900,000,000	(2,958,436)
UBS AG	06/17/2026	USD	163,500,775	CNH	1,118,900,000	(2,116,701)
UBS AG	06/17/2026	USD	92,702,628	COP	345,510,000,000	(542,952)
UBS AG	06/17/2026	USD	139,850,532	CZK	2,938,000,000	(1,283,963)
UBS AG	06/17/2026	USD	1,929,093,317	GBP	1,433,150,000	(859,182)
UBS AG	06/17/2026	USD	169,972,237	HUF	54,657,000,000	(9,964,786)
UBS AG	06/17/2026	USD	382,141,482	MXN	6,687,300,000	(2,959,964)
UBS AG	06/17/2026	USD	575,549,451	NOK	5,440,200,000	(12,626,350)
UBS AG	06/17/2026	USD	711,790,873	NZD	1,213,600,000	(15,428,422)
UBS AG	06/17/2026	USD	131,618,624	PLN	484,125,000	(1,863,565)
UBS AG	06/17/2026	USD	33,917,619	TWD	1,080,900,000	(622,462)
UBS AG	06/17/2026	USD	189,638,928	ZAR	3,161,800,000	(5,048,728)
Net Unrealized Appreciation (Depreciation)						$ 20,277,605

AUD - Australian Dollars
BRL - Brazilian Real
CAD - Canadian Dollar
CHF - Swiss Franc
CLP - Chilean Peso
CNH - Chinese Offshore Renminbi
COP - Colombian Peso
CZK - Czech Republic Koruna
EUR - Euro
GBP - British Pound
HUF - Hungarian Forint
IDR - Indonesian Rupiah
INR - Indian Rupee
JPY - Japanese Yen
KRW - South Korean Won
MXN - Mexican Peso
NOK - Norwegian Krone
NZD - New Zealand Dollar
PHP - Philippine Peso
PLN - Polish Zloty
SEK - Swedish Krona
SGD - Singapore Dollar
TWD - New Taiwan Dollar
USD - United States Dollar
ZAR - South African Rand

Summary of Fair Value Disclosure as of May 31, 2026 (Unaudited)

Campbell Systematic Macro Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Bills	$ –	$ 1,482,229,288	$ –	$ 1,482,229,288
Money Market Funds	112,962,395	–	–	112,962,395
Total Investments	$ 112,962,395	$ 1,482,229,288	$ –	$ 1,595,191,683

Other Financial Instruments:
Forward Currency Contracts *	$ –	$ 129,075,311	$ –	$ 129,075,311
Futures Contracts *	112,432,000	–	–	112,432,000
Total Other Financial Instruments	$ 112,432,000	$ 129,075,311	$ –	$ 241,507,311

Liabilities:
Other Financial Instruments:
Futures Contracts *	$ (111,614,414)	$ –	$ –	$ (111,614,414)
Forward Currency Contracts *	–	(108,797,706)	–	(108,797,706)
Total Other Financial Instruments	$ (111,614,414)	$ (108,797,706)	$ –	$ (220,412,120)

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of May 31, 2026.

Refer to the Schedule of Investments for further disaggregation of investment categories.